Organization and Business Description	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION
1.	ORGANIZATION AND BUSINESS DESCRIPTION

The Company conducts business through Shanghai Jianchi Supply chain Co.,Ltd, a subsidiary of the Company, which is engaged in the commodity trading business and providing supply chain management services to customers in the PRC. Supply chain management services consist of loan recommendation services and commodity product distribution services. The Company incorporated Hainan Jianchi Import and Export Co., Ltd, a subsidiary of Shanghai Jianchi, and Hainan Baiyu Cross-border e-commerce Limited, a subsidiary of Tongdow HK, Hainan Baiyu Cross-border e-commerce Limited, a subsidiary of Tongdow HK, and Yangzhou Baiyu Cross-border e-commerce Limited, a subsidiary of Yangzhou Baiyu VC during the six months ended June 30, 2021.

HMC was renamed Shenzhen Baiyu Jucheng Data Techonology Co.,Ltd during the three months ended June 30, 2021.

Name	Background	Ownership
Hainan Jianchi Import and Export Co., Ltd	A PRC limited liability company	A wholly owned subsidiary of Shanghai Jianchi
(“Hainan Jianchi”)	Incorporated on December 21,2020
Engaged in commodity trading business and providing supply chain management services to customers
Hainan Baiyu Cross-border e-commerce Limited	A Hong Kong company	A wholly owned subsidiary of Tongdow HK
(“Hainan Baiyu”)	Incorporated on March 18,2021
Engaged in commodity trading business and providing supply chain management services to customers

Yangzhou Baiyu Venture Capital Co.,Ltd	A Hong Kong company	A wholly owned subsidiary of Tongdow HK
(“Yangzhou Baiyu VC”)	Incorporated on April 19,2021
Engaged in commodity trading business and providing supply chain management services to customers
Yangzhou Baiyu Cross-border e-commerce Limited	A PRC limited liability company	A wholly owned subsidiary of Yangzhou Baiyu VC
(“Yangzhou Baiyu”)	Incorporated on May 14, 2021
Engaged in commodity trading business and providing supply chain management services to customers

1.	ORGANIZATION AND BUSINESS DESCRIPTION

TD Holdings, Inc. (“TD” or “the Company”), is a holding company that was incorporated under the laws of the State of Delaware on December 19, 2011. On January 11, 2019, the Company changed its name to China Bat Group, Inc. and on June 3, 2019, further changed its name to Bat Group, Inc. On March 6, 2020, the Company amended its Certificate of Incorporation with the Secretary of State of Delaware to effect a name change to TD Holdings, Inc.

On April 2, 2020, HC High Summit Holding Limited (“HC High BVI”), the Company’s wholly owned subsidiary, established Tongdow Block Chain Information Technology Company Limited (“Tongdow Block Chain”), a holding company incorporated in accordance with the laws and regulations of Hong Kong. Tongdow Block Chain is wholly owned by HC High BVI. On April 2, 2020 and July 16, 2020, Tongdow Block Chain established Shanghai Jianchi Supply Chain Company Limited (“Shanghai Jianchi”) and Tongdow Hainan Digital Technology Co., Ltd. (“Tondow Hainan”), respectively, as its wholly owned subsidiaries. Both Shanghai Jianchi and Tongdow Hainan are holding companies incorporated in accordance with the laws and regulations of People’s Republic of China (“PRC”).

On June 25, 2020, Hao Limo Technology (Beijing) Co. Ltd. (“Hao Limo”), the Company’s wholly owned subsidiary incorporated in PRC, and Shenzhen Huamucheng Trading Co., Ltd. (“Huamucheng”), a former VIE of the Company, entered into certain VIE Termination Agreement (the “VIE Termination Agreement”) to terminate the Huamucheng VIE Agreements. As such, Hao Limo will no longer have the control rights and rights to the assets, property and revenue of Huamucheng. On the same date, Shanghai Jianchi, Huamucheng and the shareholders of Huamucheng (the “Huamucheng Shareholders”) entered into certain Share Acquisition Agreement (the “Acquisition Agreement”) pursuant to which Shanghai Jianchi acquired 100% equity interest of Huamucheng from the Huamucheng Shareholders for nominal consideration.

As a result of the above reorganization, Huamucheng transitioned from being a variable interest entity (“VIE”) controlled by Company into a wholly owned subsidiary of the Company. The Company remained in control of Huamucheng both before and after the reorganization and its operating results are consolidated into the Company’s consolidated financial statements.

Disposal of HC High Summit Limited

On August 28, 2020, the Company closed the sales of HC High Summit Limited and its subsidiaries and Beijing Tianxing Kunlun Technology Co. Ltd. (“Beijing Tianxing”), the VIE with Vision Loyal Limited (“Vision Loyal”), at a nominal consideration of $1.00 based on a valuation report presented by a third party valuation firm.

Acquisition of subsidiaries

On September 11, 2020, the Company consolidated Zhong Hui Dao Ming Investment Management Limited (“ZHDM HK”) and its wholly owned subsidiary, Tongdow E-trading Limited (“Tongdow HK”). Both entities were holding companies incorporated in accordance with the laws and regulations of Hong Kong. The consideration was zero because both entities have not commenced any operations before the date of acquisition.

On October 26, 2020, the Company, through Huamucheng, closed acquisition of Shenzhen Qianhai Baiyu Supply Chain Co., Ltd. (“Qianhai Baiyu”) from Shenzhen Xinsuniao Technology Co., Ltd. (“Shenzhen Xinsuniao”). Shenzhen Xinsuniao was the record holder and beneficial owner of all registered paid-up capital of the Qianhai Baiyu. Huamucheng agreed to pay to the Shenzhen Xinsuniao an aggregate cash consideration of RMB670 million (approximately $102.6 million), of which 85% was paid before December 25, 2020 and the remaining 15% will be paid in installments on or before December 25, 2021.

As of December 31, 2020, the Company conducts business through Huamucheng, a subsidiary of the Company, which is engaged in the commodity trading business and providing supply chain management services to customers in the PRC. Supply chain management services consist of loan recommendation services and commodity product distribution services.

The accompanying consolidated financial statements reflect the activities of Huamucheng and each of the following holding entities:

Name	Background		Ownership
HC High Summit Holding Limited (“HC High BVI”)	●	A BVI company	100% owned by the Company
	●	Incorporated on March 22, 2018
	●	A holding company

Tongdow Block Chain Information Technology Company Limited (“Tongdow Block Chain”)	●	A Hong Kong company	100% owned by HC High BVI
	●	Incorporated on April 2, 2020
	●	A holding company

Zhong Hui Dao Ming Investment Management Limited (“ZHDM HK”)	●	A Hong Kong company	100% owned by HC High BVI
	●	Incorporated on March 28, 2007
	●	A holding company

Tongdow E-trading Limited (“Tongdow HK”)	●	A Hong Kong company	100% owned by HC High BVI
	●	Incorporated on November 25, 2010
	●	A holding company

Shanghai Jianchi Supply Chain Company Limited (“Shanghai Jianchi”)	●	A PRC company and deemed a wholly foreign owned enterprise (“WFOE”)	WFOE, 100% owned by Tongdow Block Chain
	●	Incorporated on April 2, 2020
	●	Registered capital of $10 million
	●	A holding company

Tongdow Hainan Digital Technology Co., Ltd. (“Tondow Hainan”)	●	A PRC limited liability company	A wholly owned subsidiary of Shanghai Jianchi
	●	Incorporated on July 16, 2020
	●	Registered capital of $1,417,736 (RMB 10 million) with registered capital fully paid-up
	●	Engaged in commodity trading business and providing supply chain management services to customers

Shenzhen Huamucheng Trading Co., Ltd. (“Huamucheng”)	●	A PRC limited liability company	VIE of Hao Limo before June 25, 2020, and a wholly owned subsidiary of Shanghai Jianchi
	●	Incorporated on December 30, 2013
	●	Registered capital of $1,417,736 (RMB 10 million) with registered capital fully paid-up
	●	Engaged in commodity trading business and providing supply chain management services to customers

Qianhai Baiyu	●	A PRC limited liability company	A wholly owned subsidiary of Huamucheng
	●	Incorporated on August 17, 2016
	●	Registered capital of $4,523,857 (RMB 30 million) with registered capital of $736,506 (RMB 5 million) paid-up
	●	Engaged in commodity trading business and providing supply chain management services to customers

Disposition of HC High Summit Limited

Historically, one of the Company’s core businesses had been the used luxurious car leasing business conducted through Beijing Tianxing Kunlun Technology Co. Ltd. (“Beijing Tianxing”), an entity that the Company controlled via certain contractual arrangements.

On August 28, 2020, the Company entered into certain share purchase agreement (the “Disposition SPA”) with Vision Loyal, HC High Summit Limited (“HC High HK”) and HC High BVI. Pursuant to the Disposition SPA, Vision Loyal agreed to purchase HC High HK in exchange for nominal consideration of $1.00 based on a valuation report presented by an independent third party valuation firm, Beijing North Asia Asset Assessment Firm. The Company’s board of directors (the “Board”) approved the transaction contemplated by the Disposition SPA (the “Disposition”). The Disposition closed on August 28, 2020.

HC High HK is the sole shareholder of Hao Limo, and controls Beijing Tianxing via a series of contractual arrangements. The list of disposed entities are as follows:

Name	Relationship
HC High Summit Limited (“HC High HK”)	100% owned by HC High BVI before August 28, 2020
Hao Limo Technology (Beijing) Co. Ltd. (“Hao Limo”)	WOFE, 100% owned by HC High HK
Beijing Tianxing Kunlun Technology Co. Ltd. (“Beijing Tianxing”)*	VIE of Hao Limo

*	Upon disposition, Beijing Tianxing’ six wholly owned subsidiaries and one 60% owned subsidiary were also disposed.

●	Beijing Tianrenshijia Apparel Co., Ltd.

●	Beijing Blue Light Marching Technology Co., Ltd.

●	Beijing Eighty Weili Technology Co., Ltd.

●	Beijing Bat Riding Technology Co., Ltd

●	Beijing Blue Light Riding Technology Co., Ltd., and

●	Car Master (Beijing) Information Consulting Co., Ltd.

●	Beijing Blue Light Supercar Technology Co., Ltd. (over which the Company previously held 60% equity interest)

Upon closing of the Disposition on August 28, 2020, Vision Loyal became the sole shareholder of HC High HK and as a result, assumed all assets and obligations of all the subsidiaries and VIE entities owned or controlled by HC High HK. See Note 3 for details of assets and liabilities of discontinued operations.

The following diagram illustrates our corporate structure as of the December 31, 2020.